TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of provision for impairment losses of trade debtors and other accounts receivable - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for impairment losses of trade debtors and other accounts receivable [Abstract]
Opening balance	$ (122,193)	$ (100,402)	$ (97,991)
Write-offs	26,435	30,754	12,569
(Increase) Decrease	14,754	(52,545)	(14,980)
Closing balance	$ (81,004)	$ (122,193)	$ (100,402)